Long-term debt - Disclosure of detailed information of long-term debt, activity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Balance - January 1	$ 147,950	$ 410,435
Increase in revolving credit facility, net of discount on banker's acceptances	255,210	147,833
Repayment of revolving credit facility, net of discount on banker's acceptances	(207,528)	(113,120)
Repayment of convertible debentures	0	(300,000)
Mining equipment financings, net	0	5,076
Amortization of transaction costs	0	2,291
Accretion expense	0	4,427
Foreign exchange revaluation impact	(3,753)	149
Deconsolidation of Osisko Development	0	(9,141)
Balance - December 31	$ 191,879	$ 147,950